                                    1933 Act File No.  33-60411
                                    1940 Act File No. 811-07309

              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No. ______..............      ___

    Post-Effective Amendment No.   12  .............       X

                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940    X

    Amendment No.   13 .............................       X

          FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
       (Exact Name of Registrant as Specified in Charter)

                   Federated Investors Funds
                     5800 Corporate Drive
              Pittsburgh, Pennsylvania 15237-7000
           (Address of Principal Executive Offices)

                        (412) 288-1900
                (Registrant's Telephone Number)

                  John W. McGonigle, Esquire
                   Federated Investors Tower
                      1001 Liberty Avenue
              Pittsburgh, Pennsylvania 15222-3779
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_x_  on _April 29,2004__ pursuant to paragraph (b)
 _  60 days after filing pursuant to paragraph (a) (i)
    on _________________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of
Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

                           Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund

PROSPECTUS

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April 30, 2004

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INSTITUTIONAL SHARES

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A mutual fund seeking total return consistent with current income by investing in a portfolio of U.S. government and government agency securities, including mortgage-backed securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 12

How is the Fund Sold? 13

How to Purchase Shares 13

How to Redeem Shares 15

Account and Share Information 17

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 20

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to pursue total return consistent with current income. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified portfolio of securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loan or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.76%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 7.45% (quarter ended September 30, 1998). Its lowest quarterly return was (2.85)% (quarter ended March 31, 1996).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Government Bond Index (LBGB), an index composed of U.S. government and government agency bonds. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	Start of Performance[1]
Fund:
Return Before Taxes	2.81%	6.22%	6.99%
Return After Taxes on Distributions[2]	1.27%	4.08%	4.69%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.82%	3.96%	4.53%
LBGB	2.36%	6.26%	7.08%

1 The Fund's Institutional Shares start of performance date was October 19, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 29, 2004.

Total Waivers of Fund Expenses	0.65%
Total Actual Annual Fund Operating Expenses (after waivers)	0.30%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.06% for the fiscal year ended February 29, 2004.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.04% for the fiscal year ended February 29, 2004.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	97

3 Years	$	303

5 Years	$	525

10 Years	$	1,166

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of intermediate-term securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities. The Fund's investment adviser (the "Adviser") actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

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The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government, government agency and mortgage-backed securities. Mortgage-backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage-backed securities with characteristics that make prepayments less likely.

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The Adviser increases the portfolio's government agency and mortgage-backed securities components when, in the opinion of the Adviser, they offer an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life). The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various government agency and mortgage-backed securities in order to increase the Fund's return.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U. S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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The Fund may invest in mortgage-backed securities by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicative expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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Dollar Rolls

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Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceed the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

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Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities.

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For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage-backed securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

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Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors, Inc. (Federated) or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds, note your account number on the check, and send it to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

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Susan M. Nason has been the Fund's Portfolio Manager since its inception. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Feder ated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are r eviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.26	$10.58	$10.45	$ 9.58	$10.24
Income From Investment Operations:
Net investment income	0.47	0.54	0.59	0.60	0.54
Net realized and unrealized gain (loss) on investments	(0.14)	0.68	0.12	0.87	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.33	1.22	0.71	1.47	(0.10)

Less Distributions:
Distributions from net investment income	(0.47)	(0.54)	(0.58)	(0.60)	(0.54)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.47)	(0.54)	(0.58)	(0.60)	(0.56)

Net Asset Value, End of Period	$11.12	$11.26	$10.58	$10.45	$ 9.58

Total Return[1]	3.04%	11.81%	7.01%	15.85%	(0.96)%

Ratios to Average Net Assets:

Expenses	0.30%	0.30%	0.31%	0.30%	0.30%

Net investment income	4.24%	4.92%	5.59%	6.07%	5.45%

Expense waiver/reimbursement[2]	0.65%	0.72%	0.75%	0.87%	0.82%

Supplemental Data:

Net assets, end of period (000 omitted)	$176,215	$156,975	$82,138	$70,644	$53,675

Portfolio turnover	16%	15%	46%	116%	90%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated April 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07309

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 31429A105

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G01209-01-IS (4/04)

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Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund

PROSPECTUS

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April 30, 2004

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking total return consistent with current income by investing in a portfolio of U.S. government and government agency securities, including mortgage-backed securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 11

What Do Shares Cost? 12

How is the Fund Sold? 13

How to Purchase Shares 13

How to Redeem Shares 15

Account and Share Information 17

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 21

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to pursue total return consistent with current income. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified portfolio of securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Association, and the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loan or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
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  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.68%.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 7.37% (quarter ended September 30, 1998). Its lowest quarterly return was (2.93)% (quarter ended March 31, 1996).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Government Bond Index (LBGB), an index composed of U.S. government and government agency bonds. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	Start of Performance[1]
Fund:
Return Before Taxes	2.50%	5.91%	6.67%
Return After Taxes on Distributions[2]	1.08%	3.89%	4.50%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.62%	3.77%	4.34%
LBGB	2.36%	6.26%	7.08%

1 The Fund's Institutional Service Shares start of performance date was October 19, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.20%

1 Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 29, 2004.

Total Waivers of Fund Expenses	0.60%
Total Actual Annual Fund Operating Expenses (after waivers)	0.60%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.06% for the fiscal year ended February 29, 2004.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.09% for the fiscal year ended February 29, 2004.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	122

3 Years	$	381

5 Years	$	660

10 Years	$	1,455

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of intermediate-term securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage-backed securities that are issued by U.S. government agencies or instrumentalities. The Fund's investment adviser (the "Adviser") actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

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The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

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In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government, government agency and mortgage-backed securities. Mortgage-backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage-backed securities with characteristics that make prepayments less likely.

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The Adviser increases the portfolio's government agency and mortgage-backed securities components when, in the opinion of the Adviser, they offer an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life). The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various government agency and mortgage-backed securities in order to increase the Fund's return.

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The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U. S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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The Fund may invest in mortgage-backed securities by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicative expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

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SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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Dollar Rolls

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Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceed the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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Securities Lending



The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.



The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.



Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.


What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS


Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities.



For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage-backed securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.



Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.


What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check


Make your check payable to The Federated Funds, note your account number on the check, and send it to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail


You may redeem Shares by sending a written request to the Fund.


You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?


The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason


Susan M. Nason has been the Fund's Portfolio Manager since its inception. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Legal Proceedings



Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.



As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.



Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$11.26	$10.58	$10.45	$ 9.58	$10.24
Income From Investment Operations:
Net investment income	0.44	0.50	0.55	0.57	0.51
Net realized and unrealized gain (loss) on investments	(0.14)	0.68	0.13	0.87	(0.64)

TOTAL FROM INVESTMENT OPERATIONS	0.30	1.18	0.68	1.44	(0.13)

Less Distributions:
Distributions from net investment income	(0.44)	(0.50)	(0.55)	(0.57)	(0.51)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.44)	(0.50)	(0.55)	(0.57)	(0.53)

Net Asset Value, End of Period	$11.12	$11.26	$10.58	$10.45	$ 9.58

Total Return[1]	2.73%	11.48%	6.69%	15.51%	(1.26)%

Ratios to Average Net Assets:

Expenses	0.60%	0.60%	0.61%	0.60%	0.60%

Net investment income	3.94%	4.63%	5.29%	5.78%	5.21%

Expense waiver/reimbursement[2]	0.60%	0.67%	0.70%	0.82%	0.77%

Supplemental Data:

Net assets, end of period (000 omitted)	$61,728	$43,626	$33,299	$35,447	$32,457

Portfolio turnover	16%	15%	46%	116%	90%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated April 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07309

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 31429A204


G01209-04-SS (4/04)


Federated Total Return Government Bond Fund
STATEMENT OF ADDITIONAL INFORMATION


APRIL 30, 2004


INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
This Statement of Additional Information (SAI) is not a
prospectus.  Read this SAI in conjunction with the
prospectuses for Federated Total Return Government Bond Fund
Institutional Shares and Institutional Service Shares (Fund),
dated April 30, 2004.

This SAI incorporates by reference the Fund's Annual Report.
Obtain the prospectuses and or the Annual Report without
charge by calling 1-800-341-7400.


                                      CONTENTS
                                      How is the Fund
                                      Organized?........................ 1
                                      Securities in Which the

                                      Massachusetts
                                      Partnership Law...................14
                                      Account and Share
                                      Information.......................14
                                      Tax Information...................15
                                      Who Manages and
                                      Provides Services to
                                      the Fund?.........................16
                                      How Does the Fund
                                      Measure- Performance?.............32
                                      Who is Federated
                                      Investors, Inc.?..................35
                                      Addresses.........................44

[GRAPHIC OMITTED][GRAPHIC OMITTED]
Federated Total return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

G01209-02 (4/04)

Federated is a registered mark
of Federated Investors, Inc.
2004 (C)Federated Investors, Inc.

How is the Fund Organized?

The Fund is a diversified open-end, management investment
company that was established under the laws of the
Commonwealth of Massachusetts on June 14, 1995.  The Fund
changed its name from Federated U.S. Government Securities
Fund 5-10 Years to Federated Total Return Government Bond
Fund on November 15, 2000.

The Board of Trustees (the Board) has established two
classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares).  This SAI relates to both classes of Shares.  The Fund's investment adviser is
Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in
the following securities for any purpose that is consistent
with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or
distributions at a specified rate. The rate may be a fixed
percentage of the principal or adjusted periodically. In
addition, the issuer of a fixed income security must repay
the principal amount of the security, normally within a
specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase
with the issuer's earnings. This limits the potential
appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a
security as a percentage of its price. A security's yield
will increase or decrease depending upon whether it costs
less (a discount) or more (a premium) than the principal
amount. If the issuer may redeem the security before its
scheduled maturity, the price and yield on a discount or
premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

TREASURY SECURITIES
Treasury securities are direct obligations of the government of the United States. Treasury securities are generally
regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal
agency or other government sponsored entity (GSE) acting
under federal authority.  Some GSE securities are supported
by the full faith and credit of the United States.  These
include the Government National Mortgage Association, Small
Business Administration, Farm Credit System Financial
Assistance Corporation, Farmer's Home Administration, Federal
Financing Bank, General Services Administration, Department
of Housing and Urban Development, Export-Import Bank,
Overseas Private Investment Corporation, and Washington
Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal
subsidies, loans or other benefits.  For example, the U. S.
Treasury is authorized to purchase specified amounts of
securities issued by (or otherwise make funds available to)
the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student
Loan Marketing Association, and Tennessee Valley Authority in
support of such obligations.

A few GSE securities have no explicit financial support,--
but are regarded as having implied support because the
federal government sponsors their activities.  These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit
risks, but not as low as Treasury securities.

The Fund treats mortgage -backed securities guaranteed by
securities a GSE as if issued or guaranteed by a federal
agency.  Although such a guarantee protects against credit
risks, it does not reduce rate market and prepayment
risks.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of
mortgages. The mortgages that comprise a pool normally have
similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of
mortgage backed securities is pass-through certificates. An
issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer
deducts its fees and expenses and passes the balance of the
payments onto the certificate holders once a month. Holders
of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the
underlying mortgages.
  The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not
available for general investment by the public) that owns
those securities and that is advised by an affiliate of the
Adviser. This other investment company is managed
independently of the Fund and may incur additional
administrative expenses. Therefore, any such investment by
the Fund may be subject to duplicative expenses. However, the
Adviser believes that the benefits and efficiencies of this
approach should outweigh the potential additional expenses.
The Fund may also invest in such securities directly.

Adjustable Rate Mortgages (ARMs)
The Fund invests in interests in pools of adjustable rate
mortgages, which are known as ARMs.  While fixed rate
mortgage securities have a stated interest rate, ARMs have
periodic adjustments in the interest rate on the underlying
mortgages. The adjustable rate feature of the mortgages
underlying the ARMs will help to limit sharp movements in the
Fund's net asset value in response to normal fluctuations in interest rates. As interest rates on the mortgages underlying
ARMs reset periodically (for example, semi-annually or
annually), the yields of the ARMs held in the portfolio will gradually adjust to reflect the overall changes in interest
rates.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and repayments from an
underlying pass-through certificate among holders of
different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO
class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual
returns on any type of mortgage backed security depend upon
the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all
principal payments and prepayments. The next class of CMOs
receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO.
As a result, each class-- of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs and TACs
More sophisticated CMOs include planned amortization classes
(PACs) and targeted amortization classes (TACs). PACs and
TACs are issued with companion classes. PACs and TACs receive principal payments and repayments at a specified rate. The
companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will
receive the companion classes' share of principal payments,
if necessary, to cover a shortfall in the prepayment rate.
This helps PACs and TACs to control prepayment-- risks by
increasing the risks to their companion classes.

Floaters and Inverse Floaters
Another variant allocates interest payments between two
classes of CMOs. One class (Floaters) receives a share of
interest payments based upon a market index such as LIBOR.
The other class (Inverse Floaters) receives any remaining
interest payments from the underlying mortgages. Floater
classes receive more interest (and Inverse Floater classes
receive correspondingly less interest) as interest rates
rise. This shifts prepayment and interest rate risks from the
Floater to the Inverse Floater class, reducing the price
volatility of the Floater class and increasing the price
volatility of the Inverse Floater class.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the
security back at a mutually agreed-upon time and price. The
repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will
enter into repurchase agreements only with banks and other
recognized financial institutions, such as securities
dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying
security each day to ensure that the value of the security
always equals or exceeds the repurchase price. Repurchase
agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in
which the Fund is the seller (rather than the buyer) of the
securities, and agrees to repurchase them at an agreed-upon
time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase
agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price,
regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued
transactions, are arrangements in which the Fund buys
securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period
between purchase and settlement, no payment is made by the
Fund to the issuer and no interest accrues to the Fund. The
Fund records the transaction when it agrees to buy the
securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.
Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also
involve credit risks in the event of a counterparty default.
The Fund engages in when-issued and delayed delivery
transactions only for the purpose of acquiring portfolio
securities consistent with the Fund's investment objective
and policies, and not for investment leverage. Liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated at the trade date. These
securities are marked to market daily and are maintained
until the transaction is settled.

To Be Announced Securities (TBAs)
As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered.
Instead, the Fund agrees to accept any security that meets
specified terms. For example, in a TBA mortgage backed
transaction, the Fund and the seller would agree upon the
issuer, interest rate and terms of the underlying mortgages.
The seller would not identify the specific underlying
mortgages until it issues the security. TBA mortgage backed
securities increase market risks because the underlying
mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls
The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National
Mortgage Association, Federal National Mortgage Association,
and Federal Home Loan Mortgage Corporation. Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price.
Normally, one or both securities involved are TBA mortgage
backed securities. Dollar rolls are subject to market risks
and credit risks.

Asset Coverage
In order to secure its obligations in connection with
derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting
transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless
the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without
entering into an offsetting derivative contract or
terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted
an exemption that permits the Fund and all other funds
advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain
temporary purposes directly to and from other Federated
funds.  Participation in this inter-fund lending program is
voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each
participating Federated fund.  Federated Investors, Inc.
(Federated) administers the program according to procedures
approved by the Fund's Board, and the Board monitors the
operation of the program.  Any inter- fund loan must comply
with certain conditions set out in the exemption, which are
designed to assure fairness and protect all participating
Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be
repaid in seven days or less.  The Fund's participation in
this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.
Inter-fund loans may be made only when the rate of interest
to be charged is more attractive to the lending Federated
fund than market-competitive rates on overnight repurchase
agreements (Repo Rate) and more attractive to the borrowing
Federated fund than the rate of interest that would be
charged by an unaffiliated bank for short-term borrowings
(Bank Loan Rate), as determined by the Board.  The interest
rate imposed on inter-fund loans is the average of the Repo
Rate and the Bank Loan Rate.

Securities Lending
The Fund may lend portfolio securities to borrowers that the
Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The
borrower must furnish additional collateral if the market
value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that
qualify as an acceptable investment for the Fund. However,
the Fund must pay interest to the borrower for the use of
cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a
loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan
and may pay a negotiated portion of the interest earned on
the cash collateral to a securities lending agent or broker.
Securities lending activities are subject to interest rate
risks and credit risks.

INVESTMENT RISKS
There are many factors which may affect an investment in the
Fund. The Fund's principal risks are described in its
prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response
to interest rate changes for similar securities. Generally,
when interest rates rise, prices of fixed income securities
fall. However, market factors, such as the demand for
particular fixed income securities, may cause the price of
certain fixed income securities to fall while the prices of
other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of
fixed income securities with longer durations. Duration
measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
If an issuer defaults, the Fund will lose money.

Prepayment Risks
Unlike traditional fixed income securities, which may pay a
fixed rate of interest until maturity, when the entire
principal amount is due, payments on mortgage backed
securities include both interest and a partial payment of
principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled
payment from the voluntary prepayment, refinancing or
foreclosure of the underlying loans. These unscheduled
payments of principal can adversely affect the price and
yield of mortgage backed securities. For example, during
periods of declining interest rates, prepayments can be
expected to accelerate, and the Fund would be required to
reinvest the proceeds at the lower interest rates then
available. In addition, like other interest bearing
securities, the values of mortgage backed securities
generally fall when interest rates rise. Since rising
interest rates generally result in decreased prepayments of
mortgage backed securities, this could cause mortgage backed securities to have greater average lives than expected and
their value may decline more than other fixed income
securities. Conversely, when interest rates fall, their
potential for capital appreciation is limited due to the
existence of the prepayment feature.

Prepayments may result in a capital loss to the Fund to the
extent that the prepaid mortgage backed securities were
purchased at a market premium over their stated principal
amount. Conversely, the prepayment of mortgage backed
securities purchased at a market discount from their stated
principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income
when distributed to the shareholders.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional
interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a
U.S. Treasury security with a comparable maturity (the
spread). An increase in the spread will cause the price of
the security to decline. Spreads generally increase in
response to adverse economic or market conditions.

Liquidity Risks
Trading opportunities are more limited for CMOs that have
complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a
favorable price or time. Consequently, the Fund may have to
accept a lower price to sell a security, sell other
securities to raise cash or give up an investment
opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund
may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the
security, and the Fund could incur losses.

FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to pursue total return
consistent with current income. The investment objective may not be changed by the Fund's Trustees without shareholder
approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any
one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its
agencies or instrumentalities and repurchase agreements
collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result,
more than 5% of the value of its total assets would be
invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of
that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the
Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in
transactions in real estate or interests therein, or
investing in securities that are secured by real estate or
interests therein. The Fund may exercise its rights under
agreements relating to such securities, including the right
to enforce security interests and to hold real estate
acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities,
provided that the Fund may purchase securities of companies
that deal in commodities.

Lending
The Fund may not make loans, provided that this restriction
does not prevent the Fund from purchasing debt obligations,
entering into repurchase agreements, lending its assets to
broker/dealers or institutional investors and investing in
loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the
concentration of its investments in the securities of issuers primarily engaged in the same industry. Government
securities, municipal securities and bank instruments will
not be deemed to constitute an industry.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio
securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding
voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without
shareholder approval. Shareholders will be notified before
any material change in these limitations becomes effective.

Concentration
In applying the concentration restriction: (a) utility
companies will be divided according to their services, for
example, gas, gas transmission, electric and telephone will
each be considered a separate industry; (b) financial service companies will be classified according to the end users of
their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate
industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Purchases on Margin
The Fund will not purchase securities on margin, provided
that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible
activities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no
readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days,
if immediately after and as a result, the value of such
securities would exceed, in the aggregate, 15% of the Fund's net assets.
For purposes of the above limitations, the Fund considers
certificates of deposit and demand and time deposits issued
by a U.S. branch of a domestic bank or savings association
having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."
Except with respect to borrowing money, if a percentage
limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other
investment companies as an efficient means of carrying out
its investment policies. It should be noted that investment
companies incur certain expenses, such as management fees,
and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate
expenses. At the present time, the Fund expects that its
investments in other investment companies may include shares of money market funds, including funds affiliated with the
Fund's investment adviser.
  The Fund may invest in the securities of affiliated money
market funds as an efficient means of managing the Fund's
uninvested cash.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are
determined as follows:


o     for equity securities, according to the last sale price
  in the market in which they are primarily traded (either a national securities exchange or the over-the-counter
  market), if available;

o     in the absence of recorded sales for equity securities,
  according to the mean between the last closing bid and
  asked prices;

o     futures contracts and options are generally valued at
  market values established by the exchanges on which they
  are traded at the close of trading on such exchanges.
  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the
  last asked price for the option as provided by an
  investment dealer or other financial institution that deals in the option. The Board may determine in good faith that
  another method of valuing such investments is necessary to appraise their fair market value;


o     for fixed income securities, according to the mean
  between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with
  remaining maturities of less than 60 days at the time of
  purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in
  good faith by the Board.

Prices provided by independent pricing services may be
determined without relying exclusively on quoted prices and
may consider institutional trading in similar groups of
securities, yield, quality, stability, risk, coupon rate,
maturity, type of issue, trading characteristics, and other
market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities
may be valued based on quotes from broker- dealers or other
financial institutions that trade the securities.

What Do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the
variance in daily net income realized by each class. Such
variance will reflect only accrued net income to which the
shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the
Distributor (Federated Securities Corp.) offers Shares on a
continuous, best-efforts basis.


RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and
marketing of Shares (including printing and distributing
prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to
investment professionals to sell Shares.  The Rule 12b-1 Plan allows the Distributor to contract with investment
professionals to perform activities covered by the Plan. The
Rule 12b-1 Plan is expected to benefit the Fund in a number
of ways. For example, it is anticipated that the Plan will
help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and
possibly helping to stabilize or reduce other operating
expenses.  In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of
Shares by providing a range of options to investors. The
Fund's service providers that receive asset-based fees also
benefit from stable or increasing Fund assets.  The Fund may compensate the Distributor more or less than its actual
marketing expenses. In no event will the Fund pay for any
expenses of the Distributor that exceed the maximum Rule
12b-1 Plan fee.


For some classes of Shares, the maximum Rule 12b-1 Plan fee
that can be paid in any one year may not be sufficient to
cover the marketing-related expenses the Distributor has
incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily
net assets (Service Fees) to investment professionals or to
[insert name of Services provider; for Federated funds this
is Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to
shareholders and maintaining shareholder accounts. Under
certain agreements, rather than paying investment
professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment
professionals.



SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant
amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be
reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional
sells or may sell; the value of client assets invested;
and/or the type and nature of services, sales support or
marketing support furnished by the investment professional.
In addition to these supplemental payments, an investment
professional may also receive payments under the Rule 12b-1
Plan and/or Service Fees.


Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal
recordkeeping requirements. The transfer agent may charge a
fee based on the level of subaccounting services rendered.
Investment professionals holding Shares in a fiduciary,
agency, custodial or similar capacity may charge or pass
through subaccounting fees as part of or in addition to
normal trust or agency account fees. They may also charge
fees for other services that may be related to the ownership of Shares. This information should, therefore, be read
together with any agreement between the customer and the
investment professional about the services provided, the fees charged for those services, and any restrictions and
limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash,
it reserves the right, as described below, to pay the
redemption price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1
under the 1940 Act, the Fund is obligated to pay Share
redemptions to any one shareholder in cash only up to the
lesser of $250,000 or 1% of the net assets represented by
such Share class during any 90-day period.

Any Share redemption payment greater than this amount will
also be in cash unless the Fund's Board determines that
payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in
portfolio securities, valued in the same way as the Fund
determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable
and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the
portfolio securities and selling them before their maturity
could receive less than the redemption value of the
securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held
personally liable as partners under Massachusetts law for
obligations of the Trust. To protect its shareholders, the
Trust has filed legal documents with Massachusetts that
expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the
Declaration of Trust to use its property to protect or
compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify
shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in
Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be
called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares


As of April 1, 2004, the following shareholders owned of
record, beneficially, or both, 5% or more of outstanding
Institutional Shares: CPF Managed Portfolio IV, Pittsburgh,
PA, owned approximately 3,192,142 Shares (19.62%), CPF
Managed Portfolio III, Pittsburgh, PA owned approximately
3,148,112 Shares (19.35%), Charles Schwab & Co., Inc., San
Francisco, CA owned approximately 1,361,644 Shares (8.37%),
Commercial Properties West Coast Trust Company Inc., owned
approximately 922,943 Shares (5.67%) and ISTCO, Belleville,
IL, owned approximately 849,333 Shares (5.22%).

As of April 1, 2004, the following shareholders owned of
record, beneficially, or both, 5% or more of outstanding
Institutional Service Shares: EAMCO - Riggs Funds,
Washington, DC, owned approximately 798,478 Shares (14.15%),
Milards & Co., Oaks, PA, owned approximately 423,833 Shares
(7.51%), Revest & Co., Oaks, PA, owned approximately 337,648
Shares (5.99%), EAMCO -- Riggs Funds, Washington, DC, owned
approximately 328,376 Shares (5.82%), Investors Bank & Trust
Company, Purchase, NY, owned approximately 319,682 Shares
(5.67%).


Tax Information

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment
companies. If these requirements are not met, it will not
receive special tax treatment and will be subject to federal corporate income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give
information about each Board member and the senior officers
of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the
address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA.  The Federated Fund
Complex consists of 44 investment companies (comprising 136
portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an
indefinite term; and also serves as a Board member of the
following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and
WesMark Funds-five portfolios.

As of April 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                              Total
     Birth Date     ------------------------------------------------   Compensation
      Address                                          Aggregate      From Fund and
Positions Held with                                   Compensation    Federated Fund
        Fund            Principal Occupation(s) for    From Fund         Complex
 Date Service Began       Past Five Years, Other         (past        (past calendar
                          Directorships Held and      fiscal year)        year)
                           Previous Position(s)
                      Principal Occupations:               $0
John F. Donahue*      Chairman and Director or                              $0
Birth Date: July      Trustee of the Federated Fund
28, 1924              Complex; Chairman and
CHAIRMAN AND          Director, Federated Investors,
TRUSTEE               Inc.
Began serving: July   -------------------------------
1995
                      Previous Positions: Trustee,
                      Federated Investment
                      Management Company and
                      Chairman and Director,
                      Federated Investment
                      Counseling.

                      Principal Occupations: or            $0
J. Christopher        Principal Executive Vice                              $0
Donahue*              Officer and President of the
Birth Date: April     Federated Fund Complex;
11, 1949              Director or Trustee of some of
PRESIDENT AND         the Funds in the Federated
TRUSTEE               Fund Complex; President, Chief
Began serving: July   Executive Officer and
1999                  Director, Federated Investors,
                      Inc.; Officer, Chairman and
                      Trustee, Federated Investment
                      Management Company; Trustee,
                      Federated Investment
                      Counseling; Officer, Chairman
                      and Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport
                      Research, Ltd. and Passport
                      Research II, Ltd.; Trustee,
                      Federated Shareholder Services
                      Company; Director, Federated
                      Services Company.

                      Previous Position Positions:
                      President, Federated
                      Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research,
                      Ltd.

                      Principal Occupations:          $1,063.47
Lawrence D. Ellis,    Director or Trustee of the                         $148,500
M.D.*                 Federated Fund Complex;
Birth Date: October   Professor of Medicine,
11, 1932              University of Pittsburgh;
3471 Fifth Avenue     Medical Director, University
Suite 1111            of Pittsburgh Medical Center
Pittsburgh, PA        Downtown; Hematologist,
TRUSTEE               Oncologist and Internist,
Began serving: July   University of Pittsburgh
1995                  Medical Center.

                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center
                      Medical Center.

* Family relationships and reasons for "interested" status:
John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
---------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

       Name
    Birth Date     -------------------------------------------------------------
      Address                                       Aggregate         Total
  Positions Held                                   Compensation   Compensation
     with Fund       Principal Occupation(s) for    From Fund     From Fund and
Date Service Began      Past Five Years, Other        (past      Federated Fund
                        Directorships Held and     fiscal year)      Complex
                         Previous Position(s)                    (past calendar
                                                                      year)
                     Principal Occupation:         $1,063.47     $163,350
Thomas G. Bigley     Director or Trustee of the
Birth Date:          Federated Fund Complex.
February 3, 1934
15 Old Timber        Other Directorships Held:
Trail                Director, Member of
Pittsburgh, PA       Executive Committee,
TRUSTEE              Children's Hospital of
Began serving:       Pittsburgh; Director,
July 1995            University of Pittsburgh.

                     Previous Position: Senior
                     Partner, Ernst & Young LLP.

                     Principal Occupations:        $1,169.82     $163,350
John T. Conroy,      Director or Trustee of the
Jr.                  Federated Fund Complex;
Birth Date: June     Chairman of the Board,
23, 1937             Investment Properties
Grubb &          Corporation; Partner or
Ellis/Investment     Trustee in private real
Properties           estate ventures in
Corporation          Southwest Florida.
3838 North Tamiami
Trail                Previous Positions:
Suite 402            President, Investment
Naples, FL           Properties Corporation;
TRUSTEE              Senior Vice President, John
Began serving:       R. Wood and Associates,
July 1995            Inc., Realtors; President,
                     Naples Property Management,
                     Inc. and Northgate Village
                     Development Corporation.

                     Principal Occupation:         $1,169.82     $163,350
Nicholas P.          Director or Trustee of the
Constantakis         Federated Fund Complex.
Birth Date:
September 3, 1939    Other Directorships Held:
175 Woodshire        Director and Member of the
Drive                Audit Committee, Michael
Pittsburgh, PA       Baker Corporation
TRUSTEE              (engineering and energy
Began serving:       services worldwide).
February 1998
                     Previous Position: Partner,
                     Anderson Worldwide SC.

                     Principal Occupation:         $1,063.47     $148,500
John F. Cunningham   Director or Trustee of the
Birth Date: March    Federated Fund Complex.
5, 1943
353 El Brillo Way    Other Directorships Held:
Palm Beach, FL       Chairman, President and
TRUSTEE              Chief Executive Officer,
Began serving:       Cunningham & Co., Inc.
January 1999         (strategic business
                     consulting); Trustee
                     Associate, Boston College.

                     Previous Positions:
                     Director, Redgate
                     Communications and EMC
                     Corporation (computer
                     storage systems); Chairman
                     of the Board and Chief
                     Executive Officer, Computer
                     Consoles, Inc.; President
                     and Chief Operating
                     Officer, Wang Laboratories;
                     Director, First National
                     Bank of Boston; Director,
                     Apollo Computer, Inc.

                     Principal Occupation:         $1,063.47       $148,500
Peter E. Madden      Director or Trustee of the
Birth Date: March    Federated Fund Complex;
16, 1942             Management Consultant.
One Royal Palm Way
100 Royal Palm Way   Other Directorships Held:
Palm Beach, FL       Board of Overseers, Babson
TRUSTEE              College.
Began serving:
July 1995            Previous Positions:
                     Representative,
                     Commonwealth of
                     Massachusetts General
                     Court; President, State
                     Street Bank and Trust
                     Company and State Street
                     Corporation (retired);
                     Director, VISA USA and VISA
                     International; Chairman and
                     Director, Massachusetts
                     Bankers Association;
                     Director, Depository Trust
                     Corporation; Director, The
                     Boston Stock Exchange.

                     Principal Occupations:        $1,169.82       $163,350
Charles F.           Director or Trustee of the
Mansfield, Jr.       Federated Fund Complex;
Birth Date: April    Management Consultant;
10, 1945             Executive Vice President,
80 South Road        DVC Group, Inc. (marketing,
Westhampton Beach,   communications and
NY                   technology) (prior to
TRUSTEE              9/1/00).
Began serving:
January 1999         Previous Positions: Chief
                     Executive Officer, PBTC
                     International Bank;
                     Partner, Arthur Young &
                     Company (now Ernst & Young
                     LLP); Chief Financial
                     Officer of Retail Banking
                     Sector, Chase Manhattan
                     Bank; Senior Vice
                     President, HSBC Bank USA
                     (formerly, Marine Midland
                     Bank); Vice President,
                     Citibank; Assistant
                     Professor of Banking and
                     Finance, Frank G. Zarb
                     School of Business, Hofstra
                     University.

John E. Murray,      Principal Occupations:        $1,276.16      $178,200
Jr., J.D., S.J.D.    Director or Trustee of the
Birth Date:          Federated Fund Complex;
December 20, 1932    Chancellor and Law
Chancellor,          Professor, Duquesne
Duquesne             University; Partner,
University           Murray, Hogue & Lannis.
Pittsburgh, PA
TRUSTEE              Other Directorships Held:
Began serving:       Director, Michael Baker
July 1995            Corp. (engineering,
                     construction, operations
                     and technical services).

                     Previous Positions:
                     President, Duquesne
                     University; Dean and
                     Professor of Law,
                     University of Pittsburgh
                     School of Law; Dean and
                     Professor of Law, Villanova
                     University School of Law.

                     Principal Occupations:        $1,063.47       $148,500
Marjorie P. Smuts    Director or Trustee of the
Birth Date: June     Federated Fund Complex;
21, 1935             Public Relations/ Marketing
4905 Bayard Street   Consultant/Conference
Pittsburgh, PA       Coordinator.
TRUSTEE
Began serving:       Previous Positions:
July 1995            National Spokesperson,
                     Aluminum Company of
                     America; television
                     producer; President, Marj
                     Palmer Assoc.; Owner,
                     Scandia Bord.

                     Principal Occupations:        $1,063.47      $148,500
John S. Walsh        Director or Trustee of the
Birth Date:          Federated Fund Complex;
November 28, 1957    President and Director,
2604 William Drive   Heat Wagon, Inc.
Valparaiso, IN       (manufacturer of
TRUSTEE              construction temporary
Began serving:       heaters); President and
January 1999         Director, Manufacturers
                     Products, Inc. (distributor
                     of portable construction
                     heaters); President,
                     Portable Heater Parts, a
                     division of Manufacturers
                     Products, Inc.

                     Previous Position: Vice
                     President, Walsh & Kelly,
                     Inc.

OFFICERS**
---------------------------------------------------------------

          Name
       Birth Date        --------------------------------------------------
         Address
Positions Held with Fund
-------------------------
   Date Service Began          Principal Occupation(s) and Previous Position(s)

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive
Birth Date: October 26,       Vice President, Secretary and Director, Federated
1938                          Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY                 Previous Positions: Trustee, Federated Investment
Began serving: June 1995      Management Company and Federated Investment
                              Counseling; Director, Federated Global Investment
                              Management Corp., Federated Services Company and
                              Federated Securities Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November       Previous Positions: Vice President, Federated
1998                          Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

Began serving: June 1995      Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc.
                              and Director and Chief Executive Officer, Federated
                              Securities Corp.

                              Susan M. Nason has been the Fund's Portfolio Manager
Susan M. Nason                since its inception.  .She is Vice President of the
Birth Date: August 29,        Fund.  Ms. Nason joined Federated in 1987 and has been
1961                          a Senior Portfolio Manager and Senior Vice President
VICE PRESIDENT                of the Fund's Adviser since 1997. Ms. Nason served as
Began serving: November       a Portfolio Manager and Vice President of the Adviser
1998                          from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.

---------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President,
Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has
served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000.
Mr. John E. Murray, Jr., an Independent Trustee of the Fund,
served as President of Duquesne from 1988 until his
retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr.
Donahue abstains on any matter that comes before Duquesne's
Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                     Meetings
---------------------------------------------------------------------   Held
Board       Committee                                                During
Committee    Members                  Committee Functions               Last
                                                                     Fiscal
                                                                        Year
Executive                   In between meetings of the full Board,      One
         John F. Donahue    the Executive Committee generally may
         John E. Murray,    exercise all the powers of the full
         Jr., J.D.,         Board in the management and direction
         S.J.D.             of the business and conduct of the
                            affairs of the Trust in such manner as
                            the Executive Committee shall deem to
                            be in the best interests of the Trust.
                             However, the Executive Committee
                            cannot elect or remove Board members,
                            increase or decrease the number of
                            Trustees, elect or remove any Officer,
                            declare dividends, issue shares or
                            recommend to shareholders any action
                            requiring shareholder approval.

Audit                       The Audit Committee reviews and             Four
         Thomas G.          recommends to the full Board the
         Bigley             independent auditors to be selected to
         John T. Conroy,    audit the Fund's financial statements;
         Jr.                meets with the independent auditors
         Nicholas P.        periodically to review the results of
         Constantakis       the audits and reports the results to
         Charles F.         the full Board; evaluates the
         Mansfield, Jr.     independence of the auditors, reviews
                            legal and regulatory matters that may
                            have a material effect on the
                            financial statements, related
                            compliance policies and programs, and
                            the related reports received from
                            regulators; reviews the Fund's
                            internal audit function; reviews
                            compliance with the Fund's code of
                            conduct/ethics; reviews valuation
                            issues; monitors inter-fund lending
                            transactions; reviews custody services
                            and issues and investigates any
                            matters brought to the Committee's
                            attention that are within the scope of
                            its duties.

---------------------------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED
FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2003
                                                          Aggregate
----------------------------------------------      Dollar Range of
                                                    Shares Owned in
                                  Dollar        Federated Family of
Interested                      Range of       Investment Companies
Board Member Name                 Shares
                                   Owned
                                 in Fund
John F. Donahue                     None              Over $100,000
J. Christopher Donahue              None              Over $100,000
Lawrence D. Ellis, M.D.             None              Over $100,000

Independent
Board Member Name
Thomas G. Bigley                    None              Over $100,000
John T. Conroy, Jr.                 None              Over $100,000
Nicholas P.                         None              Over $100,000
Constantakis
John F. Cunningham                  None              Over $100,000
Peter E. Madden                     None              Over $100,000
Charles F. Mansfield,               None         $50,001 - $100,000
Jr.
John E. Murray, Jr.,                None              Over $100,000
J.D., S.J.D.
Marjorie P. Smuts                   None              Over $100,000
John S. Walsh                       None              Over $100,000

---------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund
shareholder for any losses that may be sustained in the
purchase, holding, or sale of any security or for anything
done or omitted by it, except acts or omissions involving
willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed
the Fund's investment advisory contract.  The Board's
decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing
arrangements.  During its review of the contract, the Board
considers many factors, among the most material of which are:
the Fund's investment objectives and long term performance;
the Adviser's management philosophy, personnel and processes;
the preferences and expectations of Fund shareholders and
their relative sophistication; the continuing state of
competition in the mutual fund industry; comparable fees in
the mutual fund industry; the range and quality of services
provided to the Fund and its shareholders by the Federated
organization in addition to investment advisory services; and
the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations,
the Board also considers whether there has occurred a
circumstance or event that would constitute a reason for it
to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's
operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or
not renew an advisory contract.  In particular, the Board
recognizes that most shareholders have invested in the Fund
on the strength of the Adviser's industry standing and
reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits
received by the Adviser.  This includes fees received for
services provided to the Fund by other entities in the
Federated organization and research services received by the
Adviser from brokers that execute fund trades, as well as
advisory fees.  In this regard, the Board is aware that
various courts have interpreted provisions of the 1940 Act
and have indicated in their decisions that the following
factors may be relevant to an Adviser's compensation:  the
nature and quality of the services provided by the Adviser,
including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may
realize "economies of scale" as the Fund grows larger; any
indirect benefits that may accrue to the Adviser and its
affiliates as a result of the Adviser's relationship with the
Fund; performance and expenses of comparable funds; and the
extent to which the independent Board members are fully
informed about all facts bearing on the Adviser's service and fee.  The Fund's Board is aware of these factors and takes
them into account in its review of the Fund's advisory
contract.

The Board considers and weighs these circumstances in light
of its substantial accumulated experience in governing the
Fund and working with Federated on matters relating to the
Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the
Board requests and receives a significant amount of
information about the Fund and the Federated organization.
Federated provides much of this information at each regular
meeting of the Board, and furnishes additional reports in
connection with the particular meeting at which the Board's
formal review of the advisory contracts occurs.  In between
regularly scheduled meetings, the Board may receive
information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment
philosophy, personnel, and processes; the Fund's short- and
long-term performance (in absolute terms as well as in
relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the
reasons for performance; the Fund's expenses (including the
advisory fee itself and the overall expense structure of the
Fund, both in absolute terms and relative to similar and/or
competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage
commissions derived from trading the Fund's portfolio
securities; the nature and extent of the advisory and other
services provided to the Fund by the Adviser and its
affiliates; compliance and audit reports concerning the
Federated funds and the Federated companies that service
them; and relevant developments in the mutual fund industry
and how the Federated funds and/or Federated are responding
to them.

The Board also receives financial information about
Federated, including reports on the compensation and benefits
Federated derives from its relationships with the Federated
funds.  These reports cover not only the fees under the
advisory contracts, but also fees received by Federated's
subsidiaries for providing other services to the Federated
funds under separate contracts (e.g., for serving as the
Federated funds' administrator and transfer agent).  The
reports also discuss any indirect benefit Federated may
derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors,
and with a view to past and future long-term considerations.
Not all of the factors and considerations identified above
are relevant to every Federated fund, nor does the Board
consider any one of them to be determinative.  Because the
totality of circumstances includes considering the
relationship of each Federated fund, the Board does not
approach consideration of every Federated fund's advisory
contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the
Adviser, provides certain support services to the Adviser.
The fee for these services is paid by the Adviser and not by the Fund. ,

Other Related Services
Affiliates of the Adviser may, from time to time, provide
certain electronic equipment and software to institutional
customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its
Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund
Trustees, and certain other employees.  Although they do
permit these people to trade in securities, including those
that the Fund could buy, they also contain significant
safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain
prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote
proxies on the securities held in the Fund's portfolio.  The
Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the
long-term value of the securities being voted.  Generally,
this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the
rights or preferences of the voted securities; and/or
increase the chance that a premium offer would be made for
the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of
directors.  However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances
described in the proxy statement and other available
information.

On matters of corporate governance, generally the Adviser
will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce
the rights or preferences of the securities being voted); and
repeal a shareholder rights plan (also known as a "poison
pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate,
rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will
vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being
voted; for proposals to grant preemptive rights to the
securities being voted; and against proposals to eliminate
such preemptive rights.

On matters relating to management compensation, generally the
Adviser will vote: for stock incentive plans that align the
recipients' interests with the interests of shareholders
without creating undue dilution; and against proposals that
would permit the amendment or replacement of outstanding
stock incentives with new stock incentives having more
favorable terms.

On matters relating to corporate transactions, the Adviser
will vote proxies relating to proposed mergers, capital
reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed
transaction.  The Adviser will vote proxies in contested
elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their
respective proposed business strategies.  Some transactions
may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to
the general practice for similar proposals made outside the
context of such a proposed transaction or change in the
board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though
the Adviser typically votes against such measures in other
contexts.

The Adviser generally votes against proposals submitted by
shareholders without the favorable recommendation of a
company's board.  The Adviser believes that a company's board should manage its business and policies, and that
shareholders who seek specific changes should strive to
convince the board of their merits or seek direct
representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of
voting.  For example, if a foreign market requires
shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for
such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy
Committee), to exercise all voting discretion granted to the
Adviser by the Board in accordance with the proxy voting
policies.  The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy
Committee directs IRRC by means of Proxy Voting Guidelines,
and IRRC may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee
(and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting
Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee
will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to
amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply
with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations
where a matter on which a proxy is sought may present a
potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists
between the Adviser (or its affiliates) and a company
involved with a proxy vote.  A company that is a proponent,
opponent, or the subject of a proxy vote, and which to the
knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the
Adviser have influenced proxy votes.  Any employee of the
Adviser who is contacted by an Interested Company regarding
proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform
the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote.  Any Proxy
Committee member contacted by an Interested Company must
report it to the full Proxy Committee and provide a written
summary of the communication.  Under no circumstances will
the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy
Committee has directed such proxies to be voted.  If the
Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines
require the Proxy Committee to provide further direction, the
Proxy Committee shall do so in accordance with the proxy
voting policies, without regard for the interests of the
Adviser with respect to the Interested Company.  If the Proxy
Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it
must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for
which the Adviser (or an affiliate) acts as an investment
adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting
called by such investment company, unless otherwise directed by the Board.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt
execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific
portfolio instruments, except when a better price and
execution of the order can be obtained elsewhere. In
selecting among firms believed to meet these criteria, the
Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes
decisions on portfolio transactions and selects brokers and
dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the
coordination and ability to participate in volume
transactions may benefit the Fund, it is possible that this
procedure could adversely impact the price paid or received
and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of
Federated, provides administrative personnel and services
(including certain legal and financial reporting services)
necessary to operate the Fund.  FAS provides these at the
following annual rate of the average aggregate daily net
assets of all Federated funds as specified below:

Maximum                   Average Aggregate Daily
Administrative Fee        Net Assets of the Federated
                          Funds
0.150 of 1%               on the first $5 billion
0.125 of 1%               on the next $5 billion
0.100 of 1%               on the next $10 billion
0.075 of 1%               on assets over $20 billion
The administrative fee received during any fiscal year shall be at least 150,000 per portfolio and 40,000 per each
additional class of Shares. FAS may voluntarily waive a
portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------

FAS also provides certain accounting and recordkeeping
services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts,
is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered
transfer agent subsidiary, FSSC, maintains all necessary
shareholder records. The Fund pays the transfer agent a fee
based on the size, type and number of accounts and
transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditors for the Fund, Ernst & Young LLP,
conducts its audits in accordance with auditing standards
generally accepted in the United States of America, which
require it to plan and perform its audits to provide
reasonable assurance about whether the Fund's financial
statements and financial highlights are free of material
misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended             2004            2003        2002
February 28 0r 29
Advisory Fee Earned            $1,062,615      $748,968    $601,365
Advisory Fee Reduction         $914,361        720,443     $601,365
Advisory Fee                   $6,994          --          --
Reimbursement
Administrative Fee             $160,955        155,000     155,000
12b-1 Fee:
 Institutional Service         $48,698         --          --
 Shares
Shareholder Services
Fee:
  Institutional Shares         $63,334         --          --
  Institutional Service        $135,273        --          --
  Shares
---------------------------------------------------------------

Fees are allocated among classes based on their pro rata
share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the
applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's
standard methods for calculating performance applicable to
all mutual funds. The SEC also permits this standard
performance information to be accompanied by non-standard
performance information.

The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes
or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are
factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and Start of Performance periods ended February 29, 2004.

Yield is given for the 30-day period ended February 29, 2004.

                                                                 Start of
---------------------------------------------------------------Performance-------------------------------------------------
                                                                    on
                          30-Day      1 Year      5 Years       10/9/1995
                          Period
Institutional Shares:
Total Return
  Before Taxes              NA         3.04         7.18           7.09
  After Taxes on            NA         1.52         5.03           4.80
  Distributions
  After Taxes on            NA         1.70         4.79           4.62
  Distributions
  and Sale of Shares
Yield                      3.21         NA           NA             NA

                                                                 Start of
---------------------------------------------------------------Performance-------------------------------------------------
                                                                    on
                          30-Day      1 Year      5 Years       10/9/1995
                          Period
Institutional
Service Shares:
Total Return
  Before Taxes              NA         2.73%       6.86%          6.77%
  After Taxes on            NA         1.32%       4.84%          4.61%
  Distributions
  After Taxes on            NA         1.51%       4.60%          4.43%
  Distributions
  and Sale of Shares
Yield                     2.91%         NA           NA             NA
-----------------------------------------------------------------------------

---------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a
percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average
compounded rate of return for a given period that would
equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is
computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period.
The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the
period with $10,000, less any applicable sales charge,
adjusted over the period by any additional Shares, assuming
the annual reinvestment of all dividends and distributions.
Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the
SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net
investment income per Share earned by the Shares over a
30-day period; by (ii) the maximum offering price per Share
on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be
generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect
income actually earned by Shares because of certain
adjustments required by the SEC and, therefore, may not
correlate to the dividends or other distributions paid to
shareholders.

To the extent investment professionals and broker/dealers
charge fees in connection with services provided in
conjunction with an investment in Shares, the Share
performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial
  publications and/or performance comparisons of Shares to
  certain indices;

o     charts, graphs and illustrations using the Fund's
  returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost
  averaging and systematic investment;

o     discussions of economic, financial and political
  developments and their impact on the securities market,
  including the portfolio manager's views on how such
  developments could impact the Fund; and

o     information about the mutual fund industry from sources
  such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of
other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources
regarding individual countries and regions, world stock
exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing
performance, you should consider all relevant factors such as the composition of the index used, prevailing market
conditions, portfolio compositions of other funds, and
methods used to value portfolio securities and compute
offering price. The financial publications and/or indices
which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various categories by making
comparative calculations using total return. Total return
assumes the reinvestment of all capital gains distributions
and income dividends and takes into account any change in net asset value over a specific period of time. From time to
time, the Trust will quote its Lipper ranking in the "U.S.
government funds" category in advertising and sales
literature.

Lehman Brothers Government Bond Index
Lehman Brothers Government Bond Index is a market value
weighted index of U.S. government and government agency
securities with maturities of one year or more.

Who is Federated Investors, Inc.?

Federated  is  dedicated  to meeting  investor  needs by making
structured,    straightforward   and   consistent    investment
decisions.  Federated  investment  products  have a history  of competitive  performance  and have  gained  the  confidence  of thousands of financial institutions and individual investors.

Federated's   disciplined   investment   selection  process  is
rooted  in  sound  methodologies   backed  by  fundamental  and
technical  research.   At  Federated,   success  in  investment
management  does not  depend  solely  on the  skill of a single portfolio  manager.  It is a fusion of  individual  talents and state-of-the-art  industry  tools  and  resources.  Federated's investment  process  involves  teams of portfolio  managers and analysts,  and  investment  decisions  are  executed by traders who are  dedicated  to specific  market  sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds
In the  municipal  sector,  as of December 31, 2003,  Federated managed  14 bond  funds  with  approximately  $3.8  billion  in assets  and 22 money  market  funds  with  approximately  $23.0 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual  funds in the industry and is now  one of  the  largest  institutional  buyers  of  municipal securities.  The Funds may quote statistics from  organizations including The Tax Foundation and the National  Taxpayers  Union
regarding the tax obligations of Americans.

Equity Funds
In the  equity  sector,  Federated  has  more  than  32  years'
experience.  As of  December  31,  2003,  Federated  managed 36 equity funds  totaling  approximately  $25.6  billion in assets across growth, value, equity income,  international,  index and
sector  (i.e.  utility)  styles.   Federated's   value-oriented
management   style  combines   quantitative   and   qualitative
analysis   and   features   a   structured,   computer-assisted
composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In  the  corporate  bond  sector,  as  of  December  31,  2003,
Federated  managed  11 money  market  funds  and 94 bond  funds with  assets  approximating  $61.7  billion  and $3.4  billion,
respectively.     Federated's     corporate    bond    decision
making--based  on  intensive,   diligent  credit   analysis--is
backed by over 30 years of  experience  in the  corporate  bond
sector.  In  1972,   Federated  introduced  one  of  the  first
high-yield bond funds in the industry.  In 1983,  Federated was one of the first  fund  managers  to  participate  in the asset backed  securities  market,  a market  totaling  more than $209 billion.

Government Funds
In the government  sector,  as of December 31, 2003,  Federated managed 7 mortgage backed, 3 multi-sector  government  funds, 4
government/agency   and  19  government   money  market  mutual
funds, with assets  approximating  $4.9 billion,  $0.9 billion,
$2.9  billion  and  $56.2  billion,   respectively.   Federated
trades  approximately  $90.4  billion  in U.S.  government  and mortgage  backed  securities  daily  and  places  approximately
$35  billion in  repurchase  agreements  each day.  Federated introduced  the first  U.S.  government  fund to invest in U.S.
government  bond  securities  in  1969.  Federated  has  been a major  force in the  short-  and  intermediate-term  government markets  since 1982 and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in
the mutual fund industry in 1974 with the creation of the
first institutional money market fund. Simultaneously, the
company pioneered the use of the amortized cost method of
accounting for valuing shares of money market funds, a
principal means used by money managers today to value money
market fund shares. Other innovations include the first
institutional tax-free money market fund. As of December
31,2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22
municipal and 1 euro-denominated with assets approximating
$56.2 billion, $59.4 billion, $20.6 billion and $173.9
million, respectively.

The Chief  Investment  Officers  responsible  for  oversight of the various  investment  sectors within  Federated are:  Global
Equity  Stephen  F. Auth is  responsible  for  overseeing  the management of  Federated's  domestic and  international  equity
products;  Global  Fixed  Income   William  D.  Dawson  III is
responsible   for  overseeing  the  management  of  Federated's
domestic  and   international   fixed  income  and  high  yield
products.

MUTUAL FUND MARKET
Forty-nine  percent of American  households  are pursuing their financial  goals through  mutual  funds.  These  investors,  as well as businesses and  institutions,  have entrusted over $6.2
trillion   to  the   approximately   8,300   funds   available,
according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated  distributes  mutual funds  through its  subsidiaries
for  a  variety  of  investment   purposes.   Specific  markets
include:

Institutional Clients
Federated    meets   the   needs   of    approximately    3,035
institutional  clients  nationwide  by managing  and  servicing separate  accounts  and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,
cash    management,     and     asset/liability     management.
Institutional  clients  include  corporations,  pension  funds,
tax  exempt  entities,   foundations/   endowments,   insurance
companies, and investment and financial advisers.

Bank Marketing
Other  institutional  clients include more than 1,600 banks and trust  organizations.  Virtually all of the trust  divisions of the top 100  bank  holding  companies  use  Federated  funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds  are  available  to  consumers  through  major brokerage firms  nationwide has  over 2,000  broker/dealer  and
bank      broker/dealer      relationships      across      the
country--supported  by more  wholesalers  than any other mutual
fund    distributor.    Federated's    service   to   financial
professionals  and  institutions  has earned it high ratings in
several   surveys   performed   by  DALBAR,   Inc.   DALBAR  is
recognized  as  the  industry  benchmark  for  service  quality measurement.


Financial Information

The Financial Statements for the Fund for the fiscal year
ended February 29, 2004 are incorporated herein by reference to the Annual Report to Shareholders of Federated Total
Return Government Bond Fund dated February 29, 2004.

Addresses
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.   Exhibits:

           (a)  (i)       Conformed copy of Declaration of Trust
                          of the Registrant; (1)
                (ii)      Conformed copy of Amendment No. 1 to the
                          Declaration of Trust of the Registrant;
                          (2)
                (iii)     Conformed Copy of Amendment Nos. 2-3 to
                          the Declaration of Trust of the
                          Registrant; (8)
           (b)  (i)       Copy of By-Laws of the Registrant; (1)
                          Copy of Amendment No. 1 to the By-Laws
                          of the Registrant; (5)
                (iii)     Copy of Amendment No. 2 to the By-Laws
                          of the Registrant; (5)
(iv)  Copy of Amendment No. 3 to the By-Laws of the
                          Registrant; (5)
(v)   Copy of Amendment No. 4 to the By-Laws of the
                          Registrant;(9)
(vi)  Copy of Amendment No. 5 to the By-Laws of the
                          Registrant, +
           (c)  (i)       Copy of Specimen Certificate of Shares
                          of Beneficial Interest of the
                          Registrant's Institutional Shares; (2)
                (ii)      Copy of Specimen Certificate of Shares
                          of Beneficial Interest of the
                          Registrant's Institutional Service
                          Shares; (2)
           (d)  (i)       Conformed copy of Investment Advisory
                          Contract of the Registrant; (2)
                (ii)      Conformed copy of an Amendment to the
                          Investment Advisory Contract of the
                          Registrant; (8)
           (e)  (i)       Conformed copy of Distributor's Contract
                          of the Registrant; (3)
                (ii)      Conformed copy of an Amendment to the
                          Distributor's Contract of the
                          Registrant; +
                (iii)     The Registrant hereby incorporates the
                          conformed copy of the specimen Mutual
                          Funds Sales and Service Agreement;
                          Mutual Funds Service Agreement; and Plan
                          Trustee/ Mutual Funds Service Agreement
                          from Item 24 (b)(6) of the Cash Trust
                          Series II Registration Statement on Form
                          N-1A, filed with the Commission on July
                          24, 1995.(File Numbers 33-38550 and
                          811-6269).
           (f)            Not applicable;
           (g)  (i)       Conformed copy of Custodian Contract of
                          the Registrant; (2)
                (ii)      Conformed copy of Custodian Fee
                          Schedule; (4)
           (h)  (i)       Conformed copy of Amended and Restated
                          Agreement for Fund Accounting Services,
                          Administrative Services, Shareholder
                          Transfer Agency Services and Custody
                          Services Procurement; (5)
                (ii)      Conformed copy of Amendment to the
                          Agreement for Fund Accounting Services,
                          Administrative Services, Shareholder
                          Transfer Agency Services and Custody
                          Services Procurement; (8)
                (iii)     Conformed copy of Second Amended and
                          Restated Shareholder Services Agreement;
                          (8)
                (iv)      The responses described in Item
                          23(e)(iii) are hereby incorporated by
                          reference.
                (v)       The Registrant hereby incorporates the
                          conformed copy of the Shareholder
                          Services Sub-Contract between Fidelity
                          and Federated Shareholder Services from
                          Item 24(b)(9)(iii) of the Federated GNMA
                          Trust Registration Statement on Form
                          N-1A, filed with the Commission on March
                          26, 1996.(File Nos. 2-75670 and
                          811-3375).
                (vi)      The Registrant hereby incorporates by
                          reference the conformed copy of the
                          Financial Administration and Accounting
                          Services Agreement from Item 23(h)(v) of
                          the Federated Limited Duration
                          Government Fund, Inc. Registration
                          Statement on Form N-1A, filed with the
                          Commission on April 26, 2004.  (File
                          Nos. 33-41004 and 811-6307)
           (i)            Conformed copy of Opinion and Consent of
                          Counsel as to legality of shares being
                          registered; (7)
           (j)            Conformed copy of Consent of Independent
                          Auditors; +
           (k)            Not applicable;
           (l)            Conformed copy of Initial Capital
                          Understanding; (2)
           (m)  (i)       Conformed copy of Distribution Plan of
                          the Registrant; (2)
                (iii)     The responses described in Item
                          23(e)(iv) are hereby incorporated by
                          reference.
           (n)            Copy of the specimen Multiple Class Plan
                          of the Registrant; (8)
           (o)            Conformed copy of Power of Attorney of
                          the Registrant; (7)
           (p)            The Registrant hereby incorporates the
                          conformed copy of the Code of Ethics for
                          Access Persons from Item 23(p) of the
                          Federated High Yield Trust  Registration
                          Statement on Form N-1A filed with the
                          Commission on April 28, 2003. (File Nos.
                          2-91091 and 811-4018).
      _____________________
+     All exhibits have been filed electronically.
1.    Response is  incorporated  by Reference  to the  Registrant's
      Initial  Registration  Statement  on Form N-1A filed June 20,
      1995. (File Nos. 33-60411 and 811-07309).
2.    Response is  incorporated  by Reference  to the  Registrant's
      Pre-Effective  Amendment  No. 1 on Form N-1A filed  September
      12, 1995. (File Nos. 33-60411 and 811-07309).
3.    Response  is   incorporated   by  Reference  to  Registrant's
      Post-Effective  Amendment  No. 2 on Form N-1A filed April 30,
      1996. (File Nos. 33-60411 and 811-07309).
4.    Response is  incorporated  by Reference  to the  Registrant's
      Post-Effective  Amendment  No. 4 on Form N-1A filed April 24,
      1998. (File Nos. 33-60411 and 811-07309).
5.    Response is  incorporated  by Reference  to the  Registrant's
      Post-Effective  Amendment  No. 5 on Form N-1A filed  February
      26, 1999. (File Nos. 33-60411 and 811-07309).
7.    Response   is    incorporated   by   Reference   to   the
      Registrant's  Post-Effective  Amendment  No.  9 on Form  N-1A
      filed April 26, 2001. (File Nos. 33-60411 and 811-07309).
9.    Response is  incorporated  by Reference  to the  Registrant's
      Post Effective  Amendment No. 11 on Form N-1A filed April 28,
      2003. (File Nos. 33-60411 and 811-07309).

Item 24.        Persons Controlled by or Under Common Control with
                the Fund:

                None

Item 25.        Indemnification: (1)

Item 26.   Business and Other Connections of Investment
           Adviser:

           For a description of the other business of the
           investment adviser, see the section entitled "Who
           Manages the Fund?" in Part A. The affiliations with
           the Registrant of four of the Trustees and one of
           the Officers of the investment adviser are included
           in Part B of this Registration Statement under "Who
           Manages and Provides Services to the Fund?"  The
           remaining Trustees of the investment adviser and,
           in parentheses, their principal occupations are:
           Thomas R. Donahue, (Chief Financial Officer,
           Federated Investors, Inc.), 1001 Liberty Avenue,
           Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
           principal of the firm, Mark D. Olson & Company,
           L.L.C. and Partner, Wilson, Halbrook & Bayard,
           P.A.), 800 Delaware Avenue, P.O. Box 2305,
           Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Executive Vice President:                 William D. Dawson,
III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          Jonathan C. Conley
                                          Deborah A.
Cunningham,
                                          Mark E. Durbiano
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Richard Tito

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          Lee R. Cunningham, II
                                          B. Anthony
Delserone,Jr.                             Donald T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          Gina Jacobs
                                          William R. Jamison
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Marian R. Marinack
                                          Kevin McCloskey
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          John Sidawi
                                          Michael W. Sirianni,
Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Paolo H. Valle
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Hanan Callas
                                          Jerome Conner
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          Richard Cumberledge
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          James Grant
                                          Tracey L. Lusk
                                          Ann Manley
                                          Karl Mocharko
                                          Teri Lynn Moore
                                          Bob Nolte
                                          Rae Ann Rice
                                          Brian Ruffner
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretary:                      Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the
           investment adviser is Federated Investors Tower,
           1001 Liberty Avenue, Pittsburgh, Pennsylvania
           15222-3779.  These individuals are also officers of
           a majority of the investment advisers to the
           investment companies in the Federated Fund Complex
           described in Part B of this Registration Statement.

Item 27.   Principal Underwriters:

                      (a)  Federated Securities Corp. the
                           Distributor for shares of the
                           Registrant, acts as principal
                           underwriter for the following
                           open-end investment companies,
                           including the Registrant:

                Cash Trust Series, Inc.; Cash Trust
                Series II; Federated Adjustable Rate
                Securities Fund; Federated American
                Leaders Fund, Inc.; Federated Core
                Trust; Federated Core Trust II, L.P.;
                Federated Equity Funds; Federated Equity
                Income Fund, Inc.; Federated Fixed
                Income Securities, Inc.; Federated GNMA
                Trust; Federated Government Income
                Securities, Inc.; Federated High Income
                Bond Fund, Inc.; Federated High Yield
                Trust; Federated Income Securities
                Trust; Federated Income Trust; Federated
                Index Trust; Federated Institutional
                Trust; Federated Insurance Series;
                Federated International Series, Inc.;
                Federated Investment Series Funds, Inc.;
                Federated Limited Duration Government
                Fund, Inc.; Federated Managed Allocation
                Portfolios; Federated Municipal
                Opportunities Fund, Inc.; Federated
                Municipal Securities Fund, Inc.;
                Federated Municipal Securities Income
                Trust; Federated Premier Intermediate
                Municipal Income Fund; Federated Premier
                Municipal Income Fund; Federated
                Short-Term Municipal Trust; Federated
                Stock and Bond Fund, Inc.; Federated
                Stock Trust; Federated Total Return
                Government Bond Fund; Federated Total
                Return Series, Inc.; Federated U.S.
                Government Bond Fund; Federated U.S.
                Government Securities Fund: 1-3 Years;
                Federated U.S. Government Securities
                Fund: 2-5 Years; Federated World
                Investment Series, Inc.; Intermediate
                Municipal Trust; Edward Jones Money
                Market Fund; Edward Jones Tax Free Money
                Market Fund; Money Market Obligations
                Trust; Regions Morgan Keegan Select
                Funds and SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and
Offices
  With Distributor             Name              With Registrant
_____________________     _________________
                          ______________________

Chairman:                 Richard B. Fisher    Vice President

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Thomas E. Territ
                          Robert F. Tousignant
                          Paul Uhlman

Vice Presidents:          Irving Anderson
                          Dan Berry
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Brian Burke
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          James Conely
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Beth C. Dell
                          Robert J. Deuberry
                          Rick A. DiBernardo
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          James F. Getz, Jr.
                          Joseph D. Gibbons
                          J. Todd Glickson
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          William Kastrell
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Chris Milliken
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
                          Josh Rasmussen
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:                     Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Beth C. Dell
                          John T. Glickson
                          Brian F. Paluso
                          William Rose

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of
Federated Securities Corp. is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable

Item 28.   Location of Accounts and Records:

All  accounts  and  records  required to be  maintained  by Section
31(a)  of the  Investment  Company  Act of  1940  and  Rules  31a-1
through 31a-3  promulgated  thereunder are maintained at one of the following locations:

Registrant                     Reed Smith LLP
                               Investment Management Group
                               (IMG)
                               Federated Investors Tower
                               12th Floor
                               1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                               (Notices should be sent to the
Agent for Service at
                               above address)

                               Federated Investors Tower
                               5800 Corporate Drive
                               Pittsburgh, PA 1523.7-7000

Federated Shareholder          P.O. Box 8600
Services Company               Boston, MA 02266-8600
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company     Federated Investors Tower
("Administrator")              1001 Liberty Avenue
                               Pittsburgh, PA  15222-3779

Federated Investment           Federated Investors Tower
Management Company             1001 Liberty Avenue
("Adviser")                    Pittsburgh, PA  15222-3779

State Street Bank and Trust    P.O. Box 8600
Company                        Boston, MA  02266-8600
("Custodian")

Item 29.   Management Services:  Not applicable.

Item 30.   Undertakings:

           Registrant hereby undertakes to comply with the
           provisions of Section 16(c) of the 1940 Act with
           respect to the removal of Trustees and the calling of
           special shareholder meetings by shareholders.

                          SIGNATURES

      Pursuant to the  requirements  of the  Securities  Act of
1933 and the Investment  Company Act of 1940,  the  Registrant,
FEDERATED  TOTAL RETURN  GOVERNMENT BOND FUND certifies that it meets  all  of  the  requirements  for  effectiveness  of  this
Amendment  to  its  Registration  Statement  pursuant  to  Rule
485(b)  under the  Securities  Act of 1933 and has duly  caused this  Amendment to its  Registration  Statement to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Pittsburgh and  Commonwealth  of  Pennsylvania,  on the 29th
day of April 2004.

          FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
                     BY: /s/ Daniel M. Miller
                     Daniel M. Miller, Assistant Secretary

      Pursuant to the  requirements  of the  Securities  Act of
1933,  this  Amendment to its  Registration  Statement has been signed  below by the  following  person in the  capacity and on the date indicated:

    NAME                       TITLE                 DATE
By:  /s/ Daniel M. Miller
Daniel M. Miller             Attorney In Fact   April 29, 2004
ASSISTANT SECRETARY          For the Persons
                             Listed Below

    NAME                                    TITLE

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee

William D. Dawson, III*             Chief Investment Officer

Richard J. Thomas*                  Treasurer
                                    (Principal Financial
                                    Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

*By Power of Attorney